Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 101.8%
Security	Shares	Value
Aerospace & Defense — 0.9%
Safran SA	17,892	$ 3,930,741
		$ 3,930,741
Air Freight & Logistics — 1.1%
GXO Logistics, Inc.(1)	89,592	$ 5,015,360
		$ 5,015,360
Automobiles — 0.5%
Tesla, Inc.(1)	9,634	$ 2,235,762
		$ 2,235,762
Banks — 6.6%
Banco Santander SA	569,993	$ 2,749,730
Barclays PLC	1,684,590	5,037,439
HDFC Bank Ltd.	236,440	4,575,249
HSBC Holdings PLC	478,172	4,348,546
KBC Group NV	31,720	2,453,413
Societe Generale SA	154,526	4,007,935
Toronto-Dominion Bank	70,183	4,144,439
Truist Financial Corp.	69,105	3,088,302
		$ 30,405,053
Beverages — 1.0%
Diageo PLC	82,252	$ 2,559,268
Pernod Ricard SA	15,598	2,087,124
		$ 4,646,392
Biotechnology — 1.2%
CSL Ltd.	27,068	$ 5,493,805
		$ 5,493,805
Broadline Retail — 3.9%
Amazon.com, Inc.(1)(2)	94,639	$ 17,695,600
		$ 17,695,600
Capital Markets — 0.7%
Intercontinental Exchange, Inc.	19,728	$ 2,989,976
		$ 2,989,976
Security	Shares	Value
Consumer Finance — 0.9%
Discover Financial Services	28,510	$ 4,105,155
		$ 4,105,155
Consumer Staples Distribution & Retail — 0.8%
Dollar Tree, Inc.(1)(2)	37,227	$ 3,884,265
		$ 3,884,265
Diversified Telecommunication Services — 0.5%
Zegona Communications PLC(1)	548,265	$ 2,453,664
		$ 2,453,664
Electric Utilities — 2.1%
Iberdrola SA	396,379	$ 5,235,450
NextEra Energy, Inc.(2)	55,576	4,245,451
		$ 9,480,901
Electrical Equipment — 2.1%
AMETEK, Inc.	32,639	$ 5,662,214
Schneider Electric SE	16,974	4,091,331
		$ 9,753,545
Electronic Equipment, Instruments & Components — 3.8%
CDW Corp.	31,263	$ 6,818,773
Halma PLC	178,659	6,115,242
Keyence Corp.	10,551	4,613,531
		$ 17,547,546
Entertainment — 1.6%
Walt Disney Co.	77,597	$ 7,270,063
		$ 7,270,063
Financial Services — 1.9%
Fidelity National Information Services, Inc.(2)	35,474	$ 2,725,467
Visa, Inc., Class A	22,407	5,952,868
		$ 8,678,335
Food Products — 2.0%
Nestle SA	90,509	$ 9,167,891
		$ 9,167,891
Ground Transportation — 0.8%
Union Pacific Corp.	14,680	$ 3,621,996
		$ 3,621,996

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies — 4.5%
Alcon, Inc.	40,439	$ 3,828,948
Boston Scientific Corp.(1)(2)	74,387	5,495,712
Coloplast AS, Class B	32,639	4,243,086
Intuitive Surgical, Inc.(1)(2)	11,928	5,303,308
Straumann Holding AG	15,139	1,952,200
		$ 20,823,254
Health Care Providers & Services — 0.8%
UnitedHealth Group, Inc.	6,422	$ 3,700,100
		$ 3,700,100
Health Care REITs — 1.0%
Healthpeak Properties, Inc.	214,050	$ 4,670,571
		$ 4,670,571
Hotels, Restaurants & Leisure — 4.4%
Amadeus IT Group SA	90,510	$ 5,961,063
Compass Group PLC	366,559	11,288,187
InterContinental Hotels Group PLC	28,969	2,918,500
		$ 20,167,750
Household Products — 1.0%
Reckitt Benckiser Group PLC	81,268	$ 4,371,702
		$ 4,371,702
Industrial Conglomerates — 1.6%
Siemens AG	41,355	$ 7,571,976
		$ 7,571,976
Insurance — 4.1%
AIA Group Ltd.	703,819	$ 4,707,744
Allstate Corp.	19,729	3,376,026
Assurant, Inc.	18,884	3,302,245
AXA SA	106,108	3,725,431
RenaissanceRe Holdings Ltd.	16,974	3,936,440
		$ 19,047,886
Interactive Media & Services — 4.5%
Alphabet, Inc., Class C(2)	120,330	$ 20,835,140
		$ 20,835,140
Life Sciences Tools & Services — 1.9%
Danaher Corp.	21,563	$ 5,974,676
Sartorius AG, PFC Shares	10,092	2,862,312
		$ 8,836,988
Security	Shares	Value
Machinery — 1.5%
Ingersoll Rand, Inc.	36,309	$ 3,645,423
Parker-Hannifin Corp.	5,505	3,089,186
		$ 6,734,609
Metals & Mining — 1.1%
Anglo American PLC	87,757	$ 2,660,469
Rio Tinto Ltd.	34,014	2,613,707
		$ 5,274,176
Multi-Utilities — 0.4%
CMS Energy Corp.	27,068	$ 1,754,006
		$ 1,754,006
Oil, Gas & Consumable Fuels — 3.1%
ConocoPhillips(2)	67,506	$ 7,506,667
EOG Resources, Inc.	53,284	6,756,411
		$ 14,263,078
Pharmaceuticals — 9.3%
AstraZeneca PLC	69,341	$ 11,016,258
Eli Lilly & Co.	8,717	7,010,822
Novo Nordisk AS, Class B	50,530	6,694,865
Sanofi SA	99,225	10,229,351
Zoetis, Inc.	43,648	7,858,386
		$ 42,809,682
Professional Services — 2.5%
Recruit Holdings Co. Ltd.	108,401	$ 6,216,070
RELX PLC	63,834	3,012,805
Verisk Analytics, Inc.	9,175	2,401,556
		$ 11,630,431
Residential REITs — 0.8%
Invitation Homes, Inc.	99,888	$ 3,523,050
		$ 3,523,050
Semiconductors & Semiconductor Equipment — 10.0%
ASML Holding NV	7,800	$ 7,263,136
Infineon Technologies AG	221,849	7,706,621
Micron Technology, Inc.	67,505	7,413,399
NVIDIA Corp.(2)	169,942	19,886,613
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	22,938	3,803,121
		$ 46,072,890

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software — 8.7%
Adobe, Inc.(1)(2)	13,305	$ 7,339,703
Intuit, Inc.	10,092	6,533,056
Microsoft Corp.	62,458	26,129,305
		$ 40,002,064
Specialty Retail — 1.5%
TJX Cos., Inc.	59,705	$ 6,747,859
		$ 6,747,859
Technology Hardware, Storage & Peripherals — 3.1%
Apple, Inc.	63,377	$ 14,074,764
		$ 14,074,764
Textiles, Apparel & Luxury Goods — 1.2%
Cie Financiere Richemont SA, Class A	15,599	$ 2,379,336
LVMH Moet Hennessy Louis Vuitton SE	4,128	2,911,735
		$ 5,291,071
Trading Companies & Distributors — 2.4%
Ashtead Group PLC	60,165	$ 4,341,952
IMCD NV	45,484	6,540,300
		$ 10,882,252
Total Common Stocks (identified cost $341,501,600)		$ 467,461,349

Corporate Bonds — 18.1%
Security	Principal Amount (000's omitted)	Value
Banks — 12.1%
Australia & New Zealand Banking Group Ltd., 6.75% to 6/15/26(3)(4)(5)	$240	$ 242,514
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(4)(5)	1,400	1,320,576
9.375% to 3/19/29(4)(5)	800	864,578
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(3)(4)(5)	600	631,923
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	1,480	1,458,632
7.625% to 1/10/28(3)(4)(5)	380	380,306
Banco Santander SA, 9.625% to 5/21/33(4)(5)	2,200	2,516,492
Bank of America Corp.:
Series AA, 6.10% to 3/17/25(4)(5)	1,445	1,444,233
Series TT, 6.125% to 4/27/27(4)(5)	1,682	1,689,251
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(5)	$2,293	$ 2,365,897
Bank of New York Mellon Corp., Series G, 4.70% to 9/20/25(4)(5)	1,811	1,784,615
Bank of Nova Scotia:
4.90% to 6/4/25(4)(5)	650	639,861
8.00% to 1/27/29, 1/27/84(5)	477	500,789
8.625% to 10/27/27, 10/27/82(5)	1,525	1,619,247
Barclays PLC:
6.125% to 12/15/25(4)(5)	997	985,491
8.00% to 3/15/29(4)(5)	450	463,297
9.625% to 12/15/29(4)(5)	1,500	1,641,903
BBVA Bancomer SA, 8.45% to 6/29/33, 6/29/38(3)(5)	400	422,630
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	462	388,104
7.75% to 8/16/29(3)(4)(5)	945	975,710
Citigroup, Inc., Series W, 4.00% to 12/10/25(4)(5)	3,427	3,289,298
CoBank ACB, 7.25% to 7/1/29(4)(5)	925	946,534
Discover Bank, 5.974%, 8/9/28	475	476,633
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	1,735	1,508,380
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	1,425	1,372,052
ING Groep NV, 6.50% to 4/16/25(4)(5)	1,834	1,829,342
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(4)(5)	2,904	2,764,880
NatWest Group PLC:
4.60% to 6/28/31(4)(5)	371	305,008
8.00% to 8/10/25(4)(5)	520	526,088
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(4)(5)	925	924,911
Regions Financial Corp., Series D, 5.75% to 6/15/25(4)(5)	1,350	1,339,415
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(5)	1,370	1,426,222
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	1,751	1,461,941
9.375% to 11/22/27(3)(4)(5)	238	244,703
10.00% to 11/14/28(3)(4)(5)	550	582,073
State Street Corp., Series J, 6.70% to 9/15/29(4)(5)	920	921,120
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(4)(5)	1,425	1,439,106
Swedbank AB, Series NC5, 5.625% to 9/17/24(4)(5)(6)	1,000	999,750
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(5)	2,200	2,299,218
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	1,239	1,163,420
UBS Group AG:
6.875% to 8/7/25(4)(5)(6)	1,506	1,503,176
9.25% to 11/13/33(3)(4)(5)	1,080	1,224,888

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(5)	$1,385	$ 1,438,880
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	3,454	3,315,327
		$ 55,638,414
Capital Markets — 0.6%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$155	$ 154,740
Charles Schwab Corp., Series I, 4.00% to 6/1/26(4)(5)	2,512	2,348,945
		$ 2,503,685
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, 3/10/55(5)	$405	$ 409,707
Air Lease Corp., Series B, 4.65% to 6/15/26(4)(5)	985	953,234
Ally Financial, Inc., 6.70%, 2/14/33	475	488,532
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	1,901	1,862,980
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(4)(5)	373	349,678
Series W, 7.50% to 2/10/29(4)(5)	975	1,022,428
		$ 5,086,559
Electric Utilities — 0.6%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$700	$ 667,781
Edison International, Series B, 5.00% to 12/15/26(4)(5)	168	161,877
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	970	968,546
Southern Co., Series B, 4.00% to 10/15/25, 1/15/51(5)	990	963,487
		$ 2,761,691
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(4)(5)	$550	$ 505,964
		$ 505,964
Food Products — 0.4%
Land O' Lakes, Inc., 8.00%(3)(4)	$2,085	$ 1,853,044
		$ 1,853,044
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$1,039	$ 950,849
		$ 950,849
Insurance — 1.7%
Allianz SE, 3.50% to 11/17/25(3)(4)(5)	$1,200	$ 1,138,884
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(5)	1,375	1,400,227
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(3)(5)	$435	$ 442,542
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	2,462	2,305,102
QBE Insurance Group Ltd., 5.875% to 5/12/25(3)(4)(5)	2,316	2,300,404
		$ 7,587,159
Oil and Gas — 0.5%
BP Capital Markets PLC, 6.45% to 12/1/33(4)(5)	$1,320	$ 1,365,593
Petroleos Mexicanos, 6.50%, 3/13/27	1,025	986,430
		$ 2,352,023
Pipelines — 0.5%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(5)	$2,218	$ 2,331,681
		$ 2,331,681
Telecommunications — 0.3%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(5)	$1,475	$ 1,431,054
		$ 1,431,054
Total Corporate Bonds (identified cost $81,402,169)		$ 83,002,123

Exchange-Traded Funds — 0.1%
Security	Shares	Value
Equity Funds — 0.1%
Global X U.S. Preferred ETF	24,816	$ 490,116
Total Exchange-Traded Funds (identified cost $526,904)		$ 490,116

Preferred Stocks — 1.6%
Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., 7.375%	18,358	$ 469,230
Farm Credit Bank of Texas, 9.611%, (3 mo. SOFR + 4.01%)(3)(7)	1,501	152,352
		$ 621,582

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets — 0.4%
Affiliated Managers Group, Inc., 4.75%	86,433	$ 1,646,549
		$ 1,646,549
Electric Utilities — 0.5%
Brookfield BRP Holdings Canada, Inc., 7.25%	28,000	$ 702,800
SCE Trust III, Series H, 8.591%, (3 mo. SOFR + 3.25%)(7)	28,711	723,230
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	4,932	118,170
SCE Trust V, Series K, 5.45% to 3/15/26(5)	27,041	655,474
		$ 2,199,674
Insurance — 0.5%
American National Group, Inc., Series B, 6.625% to 9/1/25(5)	43,182	$ 1,073,073
Athene Holding Ltd., Series C, 6.375% to 6/30/25(5)	44,210	1,097,292
		$ 2,170,365
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 5.50%	33,725	$ 687,990
		$ 687,990
Total Preferred Stocks (identified cost $7,371,773)		$ 7,326,160

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(8)	3,416,674	$ 3,416,674
Total Short-Term Investments (identified cost $3,416,674)		$ 3,416,674
Total Investments — 122.3%(9) (identified cost $434,219,120)		$ 561,696,422
Other Assets, Less Liabilities — (22.3)%		$(102,466,910)
Net Assets — 100.0%		$ 459,229,512
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2024 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2024 was $69,652,140 and the total market value of the collateral received by State Street Bank and Trust Company was $71,103,562 comprised of cash.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2024, the aggregate value of these securities is $20,938,666 or 4.6% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2024, the aggregate value of these securities is $2,502,926 or 0.5% of the Fund's net assets.
(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2024.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(9)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	60.6%	$340,613,699
United Kingdom	11.2	62,893,730
France	3.6	20,315,497
Canada	3.5	19,380,603
Germany	3.4	19,279,793
Spain	3.3	18,647,889
Netherlands	2.8	15,632,778
Japan	2.2	12,268,707
Denmark	1.9	10,937,951
Switzerland	1.3	7,059,600
Australia	0.9	5,156,625
Hong Kong	0.8	4,707,744
India	0.8	4,575,249
Bermuda	0.7	3,936,440
Taiwan	0.7	3,803,121
Mexico	0.6	3,247,998
South Africa	0.5	2,660,469
Belgium	0.4	2,453,413
Italy	0.3	1,438,880
Sweden	0.2	999,750
Chile	0.1	631,923
Ireland	0.1	564,447
Exchange-Traded Funds	0.1	490,116
Total Investments	100.0%	$561,696,422

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
The Fund did not have any open derivative instruments at July 31, 2024.
Affiliated Investments
At July 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,416,674, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$8,468,789	$107,148,409	$(112,200,524)	$ —	$ —	$3,416,674	$153,774	3,416,674
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 28,105,203	$ 2,453,664	$ —	$ 30,558,867
Consumer Discretionary	26,679,221	25,458,821	—	52,138,042
Consumer Staples	3,884,265	18,185,985	—	22,070,250
Energy	14,263,078	—	—	14,263,078
Financials	33,620,918	31,605,487	—	65,226,405
Health Care	35,343,004	46,320,825	—	81,663,829
Industrials	23,435,735	35,705,175	—	59,140,910
Information Technology	91,998,734	25,698,530	—	117,697,264
Materials	—	5,274,176	—	5,274,176
Real Estate	8,193,621	—	—	8,193,621
Utilities	5,999,457	5,235,450	—	11,234,907
Total Common Stocks	$271,523,236	$195,938,113*	$ —	$467,461,349

Eaton Vance
Tax-Advantaged Global Dividend Opportunities Fund
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 83,002,123	$ —	$ 83,002,123
Exchange-Traded Funds	490,116	—	—	490,116
Preferred Stocks:
Communication Services	687,990	—	—	687,990
Financials	4,286,144	152,352	—	4,438,496
Utilities	2,199,674	—	—	2,199,674
Total Preferred Stocks	$ 7,173,808	$ 152,352	$ —	$ 7,326,160
Short-Term Investments	$ 3,416,674	$ —	$ —	$ 3,416,674
Total Investments	$282,603,834	$279,092,588	$ —	$561,696,422
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.